Financial Instruments and Risk Management - Physical Delivery Contracts (Details)	Dec. 31, 2017 $ / bbl bbl / d
Physical Delivery Contract Jan 2018 to Dec 2018
Disclosure Of Detailed Information About Non-financial Instruments [Line Items]
Volume	2,000
WTI less price per unit | $ / bbl	14.00
Raw Bitumen Physical Delivery Contract Jan 2018 to Apr 2018
Disclosure Of Detailed Information About Non-financial Instruments [Line Items]
Volume	1,000
Raw Bitumen Physical Delivery Contract Jan 2018 to Dec 2018
Disclosure Of Detailed Information About Non-financial Instruments [Line Items]
Volume	5,000
Raw Bitumen Physical Delivery Contract Apr 2018
Disclosure Of Detailed Information About Non-financial Instruments [Line Items]
Volume	1,000
Raw Bitumen Physical Delivery Contract May 2018 to Dec 2018
Disclosure Of Detailed Information About Non-financial Instruments [Line Items]
Volume	2,000